Voya Mid Cap Research Enhanced Index Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2022 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.9%
		Communication Services: 1.8%
25,722	(1)	Iridium Communications, Inc.	$1,141,799	0.6
1,327	(1)	Live Nation Entertainment, Inc.	119,908	0.1
17,803		New York Times Co.	542,813	0.3
1,005		Nexstar Media Group, Inc.	192,277	0.1
11,094	(1)	Pinterest, Inc.	255,606	0.1
14,347		TEGNA, Inc.	307,026	0.2
8,716	(1)	Ziff Davis, Inc.	673,572	0.4
			3,233,001	1.8

		Consumer Discretionary: 14.0%
12,334		ADT, Inc.	89,915	0.1
6,969	(2)	American Eagle Outfitters, Inc.	78,471	0.0
1,019	(1)	Aptiv PLC	95,205	0.1
9,060	(1)	Autonation, Inc.	1,128,876	0.6
123	(1)	Autozone, Inc.	260,663	0.1
4,735		BorgWarner, Inc.	178,509	0.1
17,435		Boyd Gaming Corp.	948,987	0.5
10,718		Brunswick Corp.	800,742	0.5
1,279	(1)	Carmax, Inc.	113,115	0.1
3,227		Carter's, Inc.	238,314	0.1
1,166		Columbia Sportswear Co.	83,066	0.0
12,225	(1)	CROCS, Inc.	900,982	0.5
40,433		Dana, Inc.	625,498	0.4
2,524	(1)	Deckers Outdoor Corp.	811,643	0.5
10,621		Dick's Sporting Goods, Inc.	1,129,756	0.6
779	(1)	Five Below, Inc.	99,619	0.1
12,464	(1),(2)	GameStop Corp.	356,969	0.2
38,738		Gentex Corp.	1,057,160	0.6
4,429		Genuine Parts Co.	690,968	0.4
42,462	(1)	Goodyear Tire & Rubber Co.	595,742	0.3
20,990		Harley-Davidson, Inc.	809,584	0.5
9,982		Kohl's Corp.	283,688	0.2
5,543		Lear Corp.	768,482	0.4
2,217		Lennar Corp. - Class A	171,707	0.1
2,041		Lithia Motors, Inc.	541,763	0.3
10,966		LKQ Corp.	583,611	0.3
608	(1)	Lululemon Athletica, Inc.	182,376	0.1
27,483		Macy's, Inc.	476,006	0.3
4,763		Marriott Vacations Worldwide Corp.	678,346	0.4
25,003	(1)	Mattel, Inc.	553,066	0.3
3,318		MGM Resorts International	108,300	0.1
7,373		Nordstrom, Inc.	126,152	0.1
95	(1)	NVR, Inc.	393,306	0.2
2,025	(1)	Ollie's Bargain Outlet Holdings, Inc.	112,003	0.1
1,020		Penske Auto Group, Inc.	120,268	0.1
4,438		PVH Corp.	249,637	0.1
12,388	(1)	Scientific Games Corp.	609,861	0.3
15,183		Service Corp. International	936,943	0.5
32,939	(1)	Taylor Morrison Home Corp.	827,098	0.5
8,111		Tempur Sealy International, Inc.	202,856	0.1
2,212		Thor Industries, Inc.	179,194	0.1
14,444		Toll Brothers, Inc.	632,503	0.4
2,263	(1)	TopBuild Corp.	415,849	0.2
18,688		Travel + Leisure Co.	792,371	0.5
51,177	(1)	Under Armour, Inc. - Class A	430,910	0.2
4,074	(1)	Victoria's Secret & Co.	136,235	0.1
36,992		Wendy's Company	709,507	0.4
531		Whirlpool Corp.	83,155	0.0
6,102	(2)	Williams-Sonoma, Inc.	907,672	0.5
14,200		Wyndham Hotels & Resorts, Inc.	927,828	0.5
12,550	(1)	YETI Holdings, Inc.	462,969	0.3
			24,697,446	14.0

		Consumer Staples: 3.9%
5,556		Archer-Daniels-Midland Co.	488,317	0.3
21,609	(1)	BellRing Brands, Inc.	511,917	0.3
8,202	(1)	BJ's Wholesale Club Holdings, Inc.	610,967	0.3
12,737	(1)	Darling Ingredients, Inc.	968,776	0.6
4,462		Energizer Holdings, Inc.	125,382	0.1
46,011		Flowers Foods, Inc.	1,256,100	0.7
9,140	(1)	Herbalife Nutrition Ltd.	238,463	0.1
14,303		Nu Skin Enterprises, Inc.	585,565	0.3
22,439	(1)	Performance Food Group Co.	1,121,501	0.6
7,135	(1)	Post Holdings, Inc.	633,303	0.4
5,266		Tyson Foods, Inc.	396,951	0.2
			6,937,242	3.9

		Energy: 4.6%
11,720		Baker Hughes Co.	296,047	0.2
27,702		ChampionX Corp.	604,181	0.4
36,937	(1)	CNX Resources Corp.	652,677	0.4
551		Diamondback Energy, Inc.	73,437	0.0
27,396		EQT Corp.	1,309,529	0.7
33,498		Equitrans Midstream Corp.	310,526	0.2
11,026		HF Sinclair Corp.	580,298	0.3
5,602		Marathon Petroleum Corp.	564,402	0.3
5,982		Matador Resources Co.	356,527	0.2
6,671		PDC Energy, Inc.	453,028	0.3
27,566	(1)	Range Resources Corp.	905,819	0.5
26,902		Targa Resources Corp.	1,835,523	1.0
1,019		Valero Energy Corp.	119,345	0.1
			8,061,339	4.6

		Financials: 15.1%
1,186		Affiliated Managers Group, Inc.	151,049	0.1
2,476		American Financial Group, Inc.	316,136	0.2
1,065		Ameriprise Financial, Inc.	285,431	0.2
22,830		Bank OZK	925,300	0.5

Voya Mid Cap Research Enhanced Index Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
9,495		Citizens Financial Group, Inc.	$348,277	0.2
29,770		CNO Financial Group, Inc.	548,066	0.3
5,705		Commerce Bancshares, Inc.	392,333	0.2
2,888		Discover Financial Services	290,215	0.2
19,387		East West Bancorp, Inc.	1,399,160	0.8
26,540		Essent Group Ltd.	1,061,335	0.6
9,926		Evercore, Inc.	929,967	0.5
371		Everest Re Group Ltd.	99,817	0.0
16,185		First American Financial Corp.	865,897	0.5
79,951		FNB Corp.	953,016	0.5
25,712		Hancock Whitney Corp.	1,240,090	0.7
8,610		Hanover Insurance Group, Inc.	1,114,048	0.6
4,932		Hartford Financial Services Group, Inc.	317,177	0.2
14,709		International Bancshares Corp.	613,807	0.3
9,994		Jefferies Financial Group, Inc.	320,707	0.2
2,606	(2)	Lazard Ltd.	94,728	0.0
8,720		Loews Corp.	482,303	0.3
82,182		MGIC Investment Corp.	1,174,381	0.7
27,228		Navient Corp.	419,039	0.2
94,739	(2)	New York Community Bancorp., Inc.	927,495	0.5
62,760		Old Republic International Corp.	1,370,678	0.8
3,678		OneMain Holdings, Inc.	128,472	0.1
3,675		Popular, Inc.	283,783	0.2
2,308		Primerica, Inc.	292,539	0.2
12,643		Prosperity Bancshares, Inc.	896,136	0.5
9,008		Reinsurance Group of America, Inc.	1,129,243	0.6
37,050		Rithm Capital Corp.	349,381	0.2
18,627		Starwood Property Trust, Inc.	427,117	0.2
19,416		Stifel Financial Corp.	1,151,563	0.6
29,178		Synovus Financial Corp.	1,171,788	0.7
3,989		T. Rowe Price Group, Inc.	478,680	0.3
11,568		UMB Financial Corp.	1,034,989	0.6
32,094		Unum Group	1,214,758	0.7
15,275		Washington Federal, Inc.	488,953	0.3
12,452		Wintrust Financial Corp.	1,050,202	0.6
			26,738,056	15.1

		Health Care: 10.4%
4,505		Agilent Technologies, Inc.	577,766	0.3
2,840	(1)	Amedisys, Inc.	336,398	0.2
4,240		Bruker Corp.	237,440	0.1
7,799	(1)	Envista Holdings Corp.	289,265	0.2
40,962	(1)	Exelixis, Inc.	726,666	0.4
11,618	(1),(2)	Figs, Inc.	134,304	0.1
13,845	(1)	Globus Medical, Inc.	819,485	0.5
15,418	(1)	Halozyme Therapeutics, Inc.	627,975	0.4
7,368	(1)	Hologic, Inc.	497,782	0.3
4,320	(1)	Inari Medical, Inc.	299,592	0.2
413	(1)	IQVIA Holdings, Inc.	87,828	0.0
7,422	(1)	Jazz Pharmaceuticals PLC	1,152,043	0.7
2,039		Laboratory Corp. of America Holdings	459,325	0.3
4,659	(1)	LivaNova PLC	262,069	0.1
3,763	(1)	Masimo Corp.	552,747	0.3
2,656		McKesson Corp.	974,752	0.5
4,279	(1)	Medpace Holdings, Inc.	631,623	0.4
122	(1)	Mettler Toledo International, Inc.	147,920	0.1
2,645	(1)	Molina Healthcare, Inc.	892,344	0.5
3,110	(1)	Natera, Inc.	153,198	0.1
10,717	(1)	Neurocrine Biosciences, Inc.	1,121,320	0.6
7,331	(1)	NuVasive, Inc.	311,641	0.2
16,884	(1)	Option Care Health, Inc.	522,729	0.3
7,217		Patterson Cos., Inc.	201,282	0.1
2,216		Perrigo Co. PLC	82,923	0.0
11,141	(1)	Progyny, Inc.	447,980	0.3
902		Quest Diagnostics, Inc.	113,030	0.1
4,391	(1)	QuidelOrtho Corp.	348,031	0.2
664	(1)	Repligen Corp.	145,662	0.1
8,579	(1)	Sage Therapeutics, Inc.	323,085	0.2
1,696	(1)	Seagen, Inc.	261,676	0.1
4,270	(1)	Shockwave Medical, Inc.	1,267,592	0.7
7,896	(1)	Staar Surgical Co.	746,883	0.4
7,202	(1)	Syneos Health, Inc.	432,912	0.2
12,499	(1)	Tandem Diabetes Care, Inc.	571,704	0.3
8,312	(1)	Tenet Healthcare Corp.	469,628	0.3
3,452	(1)	United Therapeutics Corp.	782,292	0.4
1,615	(1)	Veeva Systems, Inc.	321,902	0.2
			18,332,794	10.4

		Industrials: 17.5%
6,662		Acuity Brands, Inc.	1,092,102	0.6
23,444		AECOM	1,714,929	1.0
5,095		AGCO Corp.	553,877	0.3
4,814		Allegion Public Ltd.	457,811	0.3
5,724		AO Smith Corp.	323,120	0.2
7,097	(1)	ASGN, Inc.	686,280	0.4
3,484	(1)	Avis Budget Group, Inc.	583,152	0.3
19,721	(1)	Builders FirstSource, Inc.	1,155,848	0.7
532	(1)	CACI International, Inc.	149,423	0.1
1,479		Carlisle Cos., Inc.	437,281	0.2
903	(1)	Chart Industries, Inc.	175,056	0.1
6,731	(1)	Clean Harbors, Inc.	790,354	0.4
1,414	(1)	Copa Holdings S.A.- Class A	100,677	0.1
4,192	(1)	Copart, Inc.	501,573	0.3
2,482	(1)	CoStar Group, Inc.	172,846	0.1
12,753		Crane Holdings Co.	1,203,373	0.7
3,638		Curtiss-Wright Corp.	535,477	0.3
5,934		Dun & Bradstreet Holdings, Inc.	84,559	0.0
2,646	(1)	Dycom Industries, Inc.	296,670	0.2
2,480		EnerSys	154,678	0.1
29,896		Flowserve Corp.	910,931	0.5
11,331	(1)	Fluor Corp.	299,592	0.2
9,456		Fortive Corp.	598,848	0.3

Voya Mid Cap Research Enhanced Index Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
2,637	(1)	FTI Consulting, Inc.	$423,502	0.2
2,127		Graco, Inc.	135,788	0.1
3,818	(1)	GXO Logistics, Inc.	169,443	0.1
5,537	(1)	Hayward Holdings, Inc.	58,194	0.0
8,060		Hexcel Corp.	472,880	0.3
3,120		Hubbell, Inc.	643,656	0.4
7,116	(1)	IAA, Inc.	265,142	0.2
9,001		Insperity, Inc.	981,289	0.6
72,181	(1)	JetBlue Airways Corp.	562,290	0.3
2,877		KBR, Inc.	138,959	0.1
13,350		Knight-Swift Transportation Holdings, Inc.	674,309	0.4
450		Lennox International, Inc.	108,054	0.1
9,789		Manpowergroup, Inc.	717,729	0.4
9,879	(1)	Mastec, Inc.	795,260	0.5
2,099	(1)	Middleby Corp.	301,878	0.2
28,140		nVent Electric PLC	927,494	0.5
16,136		Owens Corning, Inc.	1,318,795	0.7
1,030		Parker Hannifin Corp.	272,950	0.2
9,263		Pentair PLC	412,204	0.2
10,019		Regal Rexnord Corp.	1,378,514	0.8
953		Rockwell Automation, Inc.	225,804	0.1
11,807		Ryder System, Inc.	902,527	0.5
4,544	(1)	Saia, Inc.	939,836	0.5
1,875		Sensata Technologies Holding PLC	75,525	0.0
1,918		Snap-On, Inc.	417,855	0.2
17,065		Terex Corp.	566,899	0.3
1,272		Tetra Tech, Inc.	172,750	0.1
12,345		Timken Co.	777,612	0.4
1,047		Toro Co.	86,828	0.0
4,349	(1)	Trex Co., Inc.	203,490	0.1
1,408	(1)	United Rentals, Inc.	411,192	0.2
6,119	(1)	Univar Solutions, Inc.	154,321	0.1
961		Verisk Analytics, Inc.	179,861	0.1
853		Watsco, Inc.	232,042	0.1
5,735		Watts Water Technologies, Inc.	794,412	0.5
1,236		Westinghouse Air Brake Technologies Corp.	108,335	0.1
8,905		Woodward, Inc.	828,788	0.5
			30,814,864	17.5

		Information Technology: 12.7%
17,596	(1)	ACI Worldwide, Inc.	417,025	0.2
4,366	(1)	Akamai Technologies, Inc.	394,162	0.2
5,538		Amdocs Ltd.	473,333	0.3
13,588	(1)	Arrow Electronics, Inc.	1,424,158	0.8
1,460	(1)	Aspen Technology, Inc.	307,476	0.2
27,000		Avnet, Inc.	1,185,030	0.7
1,801	(1)	Cadence Design Systems, Inc.	312,960	0.2
10,304	(1)	Calix, Inc.	606,390	0.3
18,478	(1)	Ciena Corp.	937,574	0.5
25,383		Cognex Corp.	1,068,878	0.6
11,189	(1)	Commvault Systems, Inc.	607,451	0.3
2,692		Concentrix Corp.	338,600	0.2
769	(1)	Crowdstrike Holdings, Inc.	140,427	0.1
22,106	(1)	Dropbox, Inc.	472,847	0.3
2,762	(1)	Envestnet, Inc.	144,646	0.1
401	(1)	EPAM Systems, Inc.	171,027	0.1
992	(1)	Euronet Worldwide, Inc.	87,951	0.0
2,005	(1)	F5, Inc.	314,905	0.2
540	(1)	Fair Isaac Corp.	242,676	0.1
32,208		Genpact Ltd.	1,513,132	0.9
733	(1)	HubSpot, Inc.	247,050	0.1
10,106	(1)	II-VI, Inc.	477,306	0.3
16,903		Juniper Networks, Inc.	480,383	0.3
20,432	(1)	Lattice Semiconductor Corp.	1,101,285	0.6
2,321	(1)	Lumentum Holdings, Inc.	193,920	0.1
4,417		MKS Instruments, Inc.	439,977	0.2
487	(1)	MongoDB, Inc.	157,233	0.1
899		Monolithic Power Systems, Inc.	407,409	0.2
17,940		National Instruments Corp.	713,294	0.4
5,151		NetApp, Inc.	371,542	0.2
12,892	(1)	Palantir Technologies, Inc.	99,526	0.1
1,017	(1)	Palo Alto Networks, Inc.	566,276	0.3
5,784	(1)	Paylocity Holding Corp.	1,393,944	0.8
4,929		Power Integrations, Inc.	352,571	0.2
3,329	(1)	Pure Storage, Inc. - Class A	96,441	0.1
3,355	(1)	Qorvo, Inc.	301,212	0.2
7,279	(1)	Qualys, Inc.	1,105,680	0.6
13,802	(1)	Semtech Corp.	637,514	0.4
465	(1)	SiTime Corp.	49,481	0.0
648	(1)	SolarEdge Technologies, Inc.	178,829	0.1
4,747	(1)	Synaptics, Inc.	548,801	0.3
3,280	(1)	Teradata Corp.	107,912	0.1
3,509		Teradyne, Inc.	297,002	0.2
8,245		Universal Display Corp.	921,214	0.5
			22,406,450	12.7

		Materials: 6.8%
14,310		Alcoa Corp.	708,059	0.4
1,906		Aptargroup, Inc.	195,956	0.1
8,235		Ashland, Inc.	837,994	0.5
13,595		Avient Corp.	595,869	0.3
1,465		CF Industries Holdings, Inc.	151,569	0.1
2,966		Chemours Co.	100,043	0.1
20,378	(1)	Cleveland-Cliffs, Inc.	351,928	0.2
3,271		Commercial Metals Co.	132,508	0.1
6,015		Eagle Materials, Inc.	719,514	0.4
16,054		Element Solutions, Inc.	299,728	0.2
8,121		Greif, Inc. - Class A	544,513	0.3
12,870	(1)	Ingevity Corp.	902,702	0.5
9,926		Louisiana-Pacific Corp.	538,287	0.3
7,529		Minerals Technologies, Inc.	438,640	0.2
5,079		Olin Corp.	277,618	0.2
2,920		Packaging Corp. of America	399,806	0.2
6,934		Reliance Steel & Aluminum Co.	1,303,453	0.7
10,146		Royal Gold, Inc.	932,417	0.5
1,619		RPM International, Inc.	150,826	0.1
1,645		Sealed Air Corp.	88,518	0.0
13,005		Steel Dynamics, Inc.	1,049,764	0.6

Voya Mid Cap Research Enhanced Index Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2022 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials: (continued)
29,412	United States Steel Corp.	$672,652	0.4
3,080	Valvoline, Inc.	89,536	0.1
13,741	WestRock Co.	557,747	0.3
		12,039,647	6.8

	Real Estate: 8.6%
48,618	Brixmor Property Group, Inc.	1,044,315	0.6
6,069	(1) CBRE Group, Inc.	479,208	0.3
4,537	Corporate Office Properties Trust SBI MD	117,236	0.1
19,571	Cousins Properties, Inc.	525,481	0.3
34,237	Douglas Emmett, Inc.	668,306	0.4
7,860	First Industrial Realty Trust, Inc.	398,345	0.2
5,678	Healthcare Realty Trust, Inc.	138,089	0.1
30,768	Highwoods Properties, Inc.	935,655	0.5
10,767	Iron Mountain, Inc.	566,452	0.3
6,611	(1) Jones Lang LaSalle, Inc.	1,143,703	0.7
22,591	Kilroy Realty Corp.	1,101,763	0.6
14,830	Lamar Advertising Co.	1,392,389	0.8
11,596	Life Storage, Inc.	1,475,591	0.8
5,489	Medical Properties Trust, Inc.	80,194	0.0
2,629	Mid-America Apartment Communities, Inc.	435,547	0.3
31,887	National Retail Properties, Inc.	1,431,726	0.8
12,949	National Storage Affiliates Trust	654,184	0.4
23,615	Physicians Realty Trust	393,426	0.2
1,601	Rexford Industrial Realty, Inc.	99,598	0.1
717	SBA Communications Corp.	233,204	0.1
17,417	SL Green Realty Corp.	769,309	0.4
27,791	Spirit Realty Capital, Inc.	1,135,262	0.6
		15,218,983	8.6

	Utilities: 3.5%
1,673	ALLETE, Inc.	99,008	0.1
4,778	Atmos Energy Corp.	541,730	0.3
1,459	Black Hills Corp.	110,125	0.1
850	DTE Energy Co.	110,789	0.1
2,369	Essential Utilities, Inc.	116,436	0.1
4,082	Eversource Energy	366,115	0.2
20,564	National Fuel Gas Co.	1,465,596	0.8
8,205	New Jersey Resources Corp.	362,169	0.2
5,751	ONE Gas, Inc.	450,131	0.2
3,553	PPL Corp.	103,321	0.1
8,675	Southwest Gas Holdings, Inc.	675,349	0.4
36,132	UGI Corp.	1,427,214	0.8
10,454	Vistra Corp.	258,736	0.1
		6,086,719	3.5

	Total Common Stock
	(Cost $165,934,938)	174,566,541	98.9

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 1.0%
6,912	iShares Core S&P Mid-Cap ETF	$1,679,478	1.0

	Total Exchange-Traded Funds
	(Cost $1,725,754)	1,679,478	1.0

	Total Long-Term Investments
	(Cost $167,660,692)	176,246,019	99.9

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.5%
	Repurchase Agreements: 1.4%
1,000,000	(3) Bank of America Inc., Repurchase Agreement dated 08/31/22, 2.30%, due 09/01/22 (Repurchase Amount $1,000,063, collateralized by various U.S. Government Agency Obligations, 2.000%-5.000%, Market Value plus accrued interest $1,020,000, due 06/20/46-08/20/52)	1,000,000	0.6
438,953	(3) Citigroup, Inc., Repurchase Agreement dated 08/31/22, 2.26%, due 09/01/22 (Repurchase Amount $438,980, collateralized by various U.S. Government Securities, 0.125%-3.750%, Market Value plus accrued interest $447,926, due 08/15/43-02/15/52)	438,953	0.2
1,000,000	(3) RBC Dominion Securities Inc., Repurchase Agreement dated 08/31/22, 2.30%, due 09/01/22 (Repurchase Amount $1,000,063, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-4.500%, Market Value plus accrued interest $1,020,000, due 04/30/24-08/20/52)	1,000,000	0.6

	Total Repurchase Agreements
	(Cost $2,438,953)	2,438,953	1.4

Voya Mid Cap Research Enhanced Index Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2022 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.1%
290,000	(4) Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.170%
	(Cost $290,000)	$290,000	0.1

	Total Short-Term Investments
	(Cost $2,728,953)	2,728,953	1.5

	Total Investments in Securities (Cost $170,389,645)	$178,974,972	101.4
	Liabilities in Excess of Other Assets	(2,448,533)	(1.4)
	Net Assets	$176,526,439	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of August 31, 2022.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2022
Asset Table
Investments, at fair value
Common Stock*	$174,566,541	$–	$–	$174,566,541
Exchange-Traded Funds	1,679,478	–	–	1,679,478
Short-Term Investments	290,000	2,438,953	–	2,728,953
Total Investments, at fair value	$176,536,019	$2,438,953	$–	$178,974,972

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Voya Mid Cap Research Enhanced Index Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2022 (Unaudited) (Continued)

At August 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $170,913,063.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$19,324,858
Gross Unrealized Depreciation	(11,262,949)

Net Unrealized Appreciation	$8,061,909